Exhibit 99.1

World Omni Auto Receivables Trust 2020-A
Monthly Servicer Certificate
September 30, 2023

Dates Covered
Collections Period	09/01/23 - 09/30/23
Interest Accrual Period	09/15/23 - 10/15/23
30/360 Days	30
Actual/360 Days	31
Distribution Date	10/16/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/23	125,990,681.22	12,725
Yield Supplement Overcollateralization Amount 08/31/23	1,766,870.13	0
Receivables Balance 08/31/23	127,757,551.35	12,725
Principal Payments	7,478,337.25	305
Defaulted Receivables	96,418.75	8
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/23	1,588,605.17	0
Pool Balance at 09/30/23	118,594,190.18	12,412

Pool Statistics	$ Amount	# of Accounts
Pool Factor	13.74%
Prepayment ABS Speed	1.01%
Aggregate Starting Principal Balance	874,456,597.95	31,561

Delinquent Receivables:
Past Due 31-60 days	2,045,424.99	145
Past Due 61-90 days	524,154.85	34
Past Due 91-120 days	73,765.61	5
Past Due 121+ days	0.00	0
Total	2,643,345.45	184

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.20%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.50%
Delinquency Trigger Occurred	NO

Recoveries	79,614.17
Aggregate Net Losses/(Gains) - September 2023	16,804.58
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.16%
Prior Net Losses/(Gains) Ratio	-0.20%
Second Prior Net Losses/(Gains) Ratio	-0.12%
Third Prior Net Losses/(Gains) Ratio	-0.02%
Four Month Average	-0.05%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.58%

Overcollateralization Target Amount	4,184,394.91
Actual Overcollateralization	4,184,394.91
Weighted Average Contract Rate	4.42%
Weighted Average Contract Rate, Yield Adjusted	5.96%
Weighted Average Remaining Term	22.93

Flow of Funds	$ Amount
Collections	8,025,306.97
Investment Earnings on Cash Accounts	10,326.19
Servicing Fee	(106,464.63)
Transfer to Collection Account	-
Available Funds	7,929,168.53

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	85,456.85
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	30,132.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,165.33
(7) Noteholders' Third Priority Principal Distributable Amount	3,212,096.13
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,184,394.91
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	399,923.31

Total Distributions of Available Funds	7,929,168.53

Servicing Fee	106,464.63
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	797,110,000.00
Original Class B	25,110,000.00
Original Class C	12,560,000.00

Total Class A, B, & C
Note Balance @ 09/15/23	121,806,286.31
Principal Paid	7,396,491.04
Note Balance @ 10/16/23	114,409,795.27

Class A-1
Note Balance @ 09/15/23	0.00
Principal Paid	0.00
Note Balance @ 10/16/23	0.00
Note Factor @ 10/16/23	0.0000000%

Class A-2a
Note Balance @ 09/15/23	0.00
Principal Paid	0.00
Note Balance @ 10/16/23	0.00
Note Factor @ 10/16/23	0.0000000%

Class A-2b
Note Balance @ 09/15/23	0.00
Principal Paid	0.00
Note Balance @ 10/16/23	0.00
Note Factor @ 10/16/23	0.0000000%

Class A-3
Note Balance @ 09/15/23	7,226,286.31
Principal Paid	7,226,286.31
Note Balance @ 10/16/23	0.00
Note Factor @ 10/16/23	0.0000000%

Class A-4
Note Balance @ 09/15/23	76,910,000.00
Principal Paid	170,204.73
Note Balance @ 10/16/23	76,739,795.27
Note Factor @ 10/16/23	99.7786962%

Class B
Note Balance @ 09/15/23	25,110,000.00
Principal Paid	0.00
Note Balance @ 10/16/23	25,110,000.00
Note Factor @ 10/16/23	100.0000000%

Class C
Note Balance @ 09/15/23	12,560,000.00
Principal Paid	0.00
Note Balance @ 10/16/23	12,560,000.00
Note Factor @ 10/16/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	132,754.18
Total Principal Paid	7,396,491.04
Total Paid	7,529,245.22

Class A-1
Coupon	1.04922%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.02000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.29000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.10000%
Interest Paid	6,624.10
Principal Paid	7,226,286.31
Total Paid to A-3 Holders	7,232,910.41

Class A-4
Coupon	1.23000%
Interest Paid	78,832.75
Principal Paid	170,204.73
Total Paid to A-4 Holders	249,037.48

Class B
Coupon	1.44000%
Interest Paid	30,132.00
Principal Paid	0.00
Total Paid to B Holders	30,132.00

Class C
Coupon	1.64000%
Interest Paid	17,165.33
Principal Paid	0.00
Total Paid to C Holders	17,165.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1590289
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.8604076
Total Distribution Amount	9.0194365

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0241403
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	26.3348626
Total A-3 Distribution Amount	26.3590029

A-4 Interest Distribution Amount	1.0250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	2.2130377
Total A-4 Distribution Amount	3.2380377

B Interest Distribution Amount	1.2000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2000000

C Interest Distribution Amount	1.3666664
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.3666664

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	434.27
Noteholders' Principal Distributable Amount	565.73

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/23	2,092,197.46
Investment Earnings	9,045.47
Investment Earnings Paid	(9,045.47)
Deposit/(Withdrawal)	-
Balance as of 10/16/23	2,092,197.46
Change	-

Required Reserve Amount	2,092,197.46

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$492,677.50	$727,006.21	$661,726.76
Number of Extensions	34	52	47
Ratio of extensions to Beginning of Period Receivables Balance	0.39%	0.53%	0.46%